Acquisitions (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions

5.	Acquisitions
IP Cleaning S.p.A.
On April 6, 2017, we acquired 100 percent of the outstanding capital stock of IP Cleaning S.p.A. and its subsidiaries ("IPC Group") for a purchase price of $353,769, net of cash acquired of $8,804. The primary seller was Ambienta SGR S.p.A., a European private equity fund. IPC Group, based in Italy, is a designer and manufacturer of innovative professional cleaning equipment, cleaning tools and supplies. The acquisition strengthens our presence and market share in Europe and will allow us to better leverage our EMEA cost structure. We funded the acquisition of IPC Group, along with related fees, including refinancing of existing debt, with funds raised through borrowings under a senior secured credit facility in an aggregate principal amount of $420,000. Further details regarding our acquisition financing arrangements are discussed in Note 8.
The following table summarizes the preliminary fair value measurement of the assets acquired and liabilities assumed as of the date of acquisition:

ASSETS
Restricted Cash	$538
Receivables	40,067
Inventories	54,256
Other Current Assets	4,362
Assets Held for Sale	2,247
Property, Plant and Equipment	63,256
Intangible Assets Subject to Amortization:
Trade Name	26,753
Customer Lists	123,061
Technology	9,631
Other Assets	4,168
Total Identifiable Assets Acquired	328,339
LIABILITIES
Accounts Payable	31,529
Accrued Expenses	15,756
Deferred Income Taxes	61,694
Other Liabilities	6,967
Total Identifiable Liabilities Assumed	115,946
Net Identifiable Assets Acquired	212,393
Noncontrolling Interest	(2,266)
Goodwill	143,642
Total Estimated Purchase Price, net of Cash Acquired	$353,769

The acquired assets, liabilities and operating results have been included in our Condensed Consolidated Financial Statements from the date of acquisition. During the three months ended September 30, 2017, we included net sales of $56,110 and a net loss of $6,850 from IPC Group in our Condensed Consolidated Statements of Operations. During the nine months ended September 30, 2017, we included net sales of $115,184 and a net loss of $12,037 from IPC Group in our Condensed Consolidated Statements of Operations. For the three and nine months ended September 30, 2017, the net loss includes a fair value adjustment, net of tax, of $1,619 and $6,089, respectively, to the acquired inventory of IPC Group. In addition, costs of $622 and $8,180, net of tax, associated with the acquisition of the IPC Group were expensed as incurred in the Condensed Consolidated Statements of Operations for the three and nine months ended September 30, 2017, respectively. The preliminary gross amount of the accounts receivable acquired is $43,785, of which $3,718 is expected to be uncollectible.
Amortization expense recorded for acquired intangible assets for the three and nine months ended September 30, 2017 was $7,331 and $10,438, respectively. For the three months ended September 30, 2017, amortization expense includes a $1,999 measurement period adjustment resulting from updates to the provisional fair values of the acquired intangible assets recorded in the second quarter of 2017 as well as the use of an accelerated method of amortization for the acquired customer lists and technology. This charge affected selling and administrative expense in the Condensed Consolidated Statements of Operations, along with an associated reduction to income tax expense of $553.
The fair value measurement was preliminary at September 30, 2017. During the measurement period, we expect to record adjustments relating to the finalization of intangible assets, inventories, restricted cash and property, plant and equipment valuations, and various income tax matters, among others. We expect the fair value measurement process to be completed not later than one year from the acquisition date.
Goodwill was calculated as the difference between the acquisition date fair value of the total purchase price consideration and the fair value of the net identifiable assets acquired, and represents the future economic benefits that we expect to achieve as a result of the acquisition. This resulted in an estimated purchase price in excess of the fair value of identifiable net assets acquired.
The estimated purchase price also included the fair value of other assets that were not identifiable and not separately recognizable under accounting rules (e.g., assembled workforce) or these assets were of immaterial value. In addition, there is a going concern element that represents our ability to earn a higher rate of return on the group of assets than would be expected on the separate assets as determined during the valuation process. Based on preliminary fair value measurement of the assets acquired and liabilities assumed, we allocated $143,642 to goodwill for the expected synergies from combining IPC Group with our existing business. None of the goodwill is expected to be deductible for income tax purposes. The assignment of goodwill to reporting units is not complete, pending finalization of the valuation measurements.
The fair value of acquired identifiable intangible assets was primarily determined using discounted expected cash flows. The fair value of acquired identifiable tangible assets was primarily determined using the cost or market approach. The valuations were based on the information that was available as of the acquisition date and the expectations and assumptions that have been deemed reasonable by us. There are inherent uncertainties and management judgment required in these determinations. The fair value measurements of the assets acquired and liabilities assumed were based on valuations involving significant unobservable inputs, or Level 3 in the fair value hierarchy.
The preliminary fair value of the acquired intangible assets is $159,445. The expected lives of the acquired amortizable intangible assets are approximately 15 years for customer lists, 10 years for trade names and 10 years for technology. Trade names are being amortized on a straight-line basis while the customer lists and technology are being amortized on an accelerated basis.
The following unaudited pro forma financial information presents the combined results of operations of Tennant Company as if the acquisition of IPC Group had occurred as of January 1, 2017 and 2016. The unaudited pro forma financial information is presented for informational purposes only. It is not necessarily indicative of what our consolidated results of operations actually would have been had the acquisition occurred at the beginning of each year, nor does it attempt to project the future results of operations of the combined company.
Pro Forma Financial Information (Unaudited)

	Three Months Ended		Nine Months Ended
(In thousands, except per share data)	September 30		September 30
	2017	2016	2017	2016
Net Sales
Pro forma	$261,921	$250,050	$777,832	$747,943
As reported	261,921	200,134	723,771	596,826

Net Earnings (Loss) Attributable to Tennant Company
Pro forma	$5,800	$7,696	$14,875	$20,659
As reported	3,559	11,477	(2,989)	31,244

Net Earnings (Loss) Attributable to Tennant Company per Share
Pro forma	$0.32	$0.43	$0.84	$1.15
As reported	0.20	0.64	(0.17)	1.74

The unaudited pro forma financial information is based on certain assumptions which we believe are reasonable, directly attributable to the transaction, factually supportable and do not reflect any cost savings, operating synergies or revenue enhancements that we may achieve, nor the costs necessary to achieve those cost savings, operating synergies, revenue enhancements or integration efforts.
The unaudited pro forma financial information above gives effect to the following:

•
Incremental amortization and depreciation expense related to the estimated fair value of the identifiable intangible assets and property, plant and equipment from the preliminary purchase price allocation.

•
Exclusion of the purchase accounting impact of the inventory step-up reported in cost of sales for the three and nine months ended September 30, 2017 related to the sale of acquired inventory of $2,246 and $8,445, respectively.

•	Incremental interest expense related to additional debt used to finance the acquisition.

•	Exclusion of non-recurring acquisition-related transaction and financing costs.

•	Pro forma adjustments tax affected based on the jurisdiction where the costs were incurred.
Other Acquisitions
On July 28, 2016, pursuant to an asset purchase agreement and real estate purchase agreement with Crawford Laboratories, Inc. and affiliates thereof ("Sellers"), we acquired selected assets and liabilities of the Sellers' commercial floor coatings business, including the Florock® Polymer Flooring brand ("Florock"). Florock manufactures commercial floor coatings systems in Chicago, IL. The purchase price was $11,843, including working capital and other adjustments, and is comprised of $10,965 paid at closing, with the remaining $878 paid in two installments. We paid the first installment of $575 on October 14, 2016. The remaining amount was paid during the 2017 first quarter.
On September 1, 2016, we acquired selected assets and liabilities of Dofesa Barrido Mecanizado ("Dofesa") which was our largest distributor in Mexico. The operations are based in Aguascalientes, Mexico, and their addition allows us to expand our sales and service network in an important market. The purchase price was $4,650 less assumed liabilities of $3,448, subject to customary working capital adjustments. The net purchase price of $1,202 and a value added tax of $191 were paid at closing.
The acquisitions have been accounted for as business combinations and the results of their operations have been included in the Condensed Consolidated Financial Statements since their respective dates of acquisition. The impact of the incremental revenue and earnings recorded as a result of the acquisitions are not material to our Condensed Consolidated Financial Statements. The purchase price allocations for both the Florock and Dofesa acquisitions are complete.
The components of the final purchase price of the business combinations described above have been allocated as follows:

Current Assets	$5,949
Property, Plant and Equipment, net	4,112
Identified Intangible Assets	6,055
Goodwill	1,739
Other Assets	7
Total Assets Acquired	17,862
Current Liabilities	4,764
Other Liabilities	53
Total Liabilities Assumed	4,817
Net Assets Acquired	$13,045

3.	Acquisitions
On July 28, 2016, pursuant to an asset purchase agreement and real estate purchase agreement with Crawford Laboratories, Inc. and affiliates thereof ("Sellers"), we acquired selected assets and liabilities of the Seller's commercial floor coatings business, including the Florock® Polymer Flooring brand ("Florock"). Florock manufactures commercial floor coatings systems in Chicago, IL. The purchase price was $11,804, including estimated working capital and other adjustments per the purchase agreement, is comprised of $10,965 paid at closing, with the remaining $839 to be paid in two installments within seven months of closing. We paid the first installment of $575 on October 14, 2016.
On September 1, 2016, we acquired selected assets and liabilities of Dofesa Barrido Mecanizado ("Dofesa"), which was our largest distributor in Mexico over many decades. The operations are based in Aguascalientes, Mexico, and their addition allows us to expand our sales and service network in an important market. The purchase price was $5,000 less assumed liabilities of $3,448, subject to customary working capital adjustments. The net purchase price of $1,552 is comprised of $1,202 paid at closing, and a value added tax of $191, with the remaining $350 subject to working capital adjustments. The working capital adjustment has not yet been finalized, but we do not expect to pay additional cash.
The acquisitions have been accounted for as business combinations and the results of their operations have been included in the Consolidated Financial Statements since their respective dates of acquisition. The impact of the incremental revenue and earnings recorded as a result of the acquisitions are not material to our Consolidated Financial Statements. The purchase price allocations for the Florock acquisition are complete with the exception of preliminary valuations of Intangible Assets and Property, Plant and Equipment which is expected to be complete by the end of the second quarter of 2017. The purchase price allocations for the Dofesa acquisition are complete except for a preliminary valuation of Intangible Assets and finalization of the working capital adjustment. We expect our valuation will be complete in the second quarter of 2017.
The preliminary components of the purchase price of the business combinations described above have been allocated as follows:

Current Assets	$5,939
Property, Plant and Equipment, net	4,359
Identified Intangible Assets	3,731
Goodwill	3,787
Other Assets	7
Total Assets Acquired	17,823
Current Liabilities	4,764
Other Liabilities	53
Total Liabilities Assumed	4,817
Net Assets Acquired	$13,006